Recent Accounting Pronouncements (Details) - ASU 2016-02 [Member] - Plan [Member] $ in Millions	Dec. 31, 2018 USD ($)
Minimum [Member]
Changes in Accounting Principles [Abstract]
Lease assets	$ 50
Lease liabilities	50
Maximum [Member]
Changes in Accounting Principles [Abstract]
Lease assets	60
Lease liabilities	$ 60